Fair values	12 Months Ended
Mar. 31, 2024
Fair Values [Abstract]
Fair values
43.
Fair values

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2023		As at March 31, 2024		As at March 31, 2024
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets

Measured at amortised cost
Security deposits	355	355	543	543	7	7
Bank deposits with remaining maturity for more than twelve months	1,003	1,003	2,888	2,888	35	35
Trade receivables	30,687	30,687	21,856	21,856	262	262
Cash and cash equivalents	38,182	38,182	27,021	27,021	324	324
Bank balances other than cash and cash equivalents	37,837	37,837	50,706	50,706	608	608
Advances recoverable	700	700	1,449	1,449	17	17
Interest accrued on fixed deposits	555	555	1,003	1,003	12	12
Interest accrued on loans to related parties	—	—	4	4	0	0
Government grants receivable	353	353	322	322	4	4
Deferred consideration receivable	2,409	2,409	1,026	1,026	12	12
Loans to related parties	55	55	232	232	3	3
Other current financial assets	975	975	438	438	5	5

Measured at fair value through profit or loss
Investments	926	926	2,325	2,325	28	28

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	6,336	6,336	3,566	3,566	43	43

Financial liabilities
Measured at amortised cost
Interest-bearing loans and borrowings - long term	487,884	447,512	595,664	585,787	7,148	7,029
Interest accrued	3,212	3,212	2,957	2,957	35	35
Capital creditors	33,480	33,480	40,092	40,092	481	481
Purchase consideration payable	1,681	1,681	44	44	1	1
Liability for operation and maintenance	2,033	2,033	2,193	2,193	26	26
Interest-bearing loans and borrowings - short term	42,522	42,522	51,652	51,652	620	620
Trade payables	6,118	6,118	9,094	9,094	109	109

Financial liabilities at fair value
Liability for put options with non-controlling interests	5,409	5,409	5,935	5,935	71	71

Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants	1,309	1,309	772	772	9	9

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	866	866	546	546	7	7

The management of the Group assessed that cash and cash equivalents, trade receivables (current), bank balances other than cash and cash equivalents, short term loans, trade payables, short term interest-bearing loans and borrowings, other current financial liabilities and other current financial assets approximate their carrying amounts largely due to the short-term maturities of these instruments.

For all other instruments, following methods and assumptions were used to estimate the fair values:

i)
Fair values of the Group’s interest bearing loans and borrowings including current maturities are determined by using Discounted Cash Flow (DCF) method using discount rate that reflects the issuer’s borrowing rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including credit risk. The non-performance risk as at March 31, 2024 and 2023 was assessed to be insignificant.
ii)
Fair values of the liability component of compulsory convertible debentures and optionally convertible debentures are determined by using DCF method using discount rate that reflects the borrowing rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs including own credit risk. The own non-performance risk as at March 31, 2024 and 2023 was assessed to be insignificant.
iii)
Fair values of the non-current trade receivables, bank deposits and security deposits given are determined by using DCF method using discount rate that reflects the lending rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in fair value hierarchy due to inclusion of unobservable inputs including counterparty credit risk.
iv)
The Group enter into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Cross currency interest rate swaps are valued using valuation techniques, which employs the use of market observable inputs. The models incorporate various fair value level 2 inputs including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the currency, interest rate curves and forward rate curves of the underlying instrument. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships.